Offsets	Aug. 06, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-288733
Initial Filing Date	Jul. 17, 2025
Fee Offset Claimed	$ 15,310.00
Explanation for Claimed Amount	1a. The Registrant previously paid registration fees of (a) $15,310.00 in connection with the initial filing of this Registration Statement on Form S-1 on July 17, 2025 and (b) $22,103.81 in connection with the filing of Amendment No. 1 to this Registration Statement on Form S-1 on August 1, 2025.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-288733
Initial Filing Date	Jul. 17, 2025
Fee Offset Claimed	$ 22,103.81
Explanation for Claimed Amount	See note 1a.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Heartflow, Inc.
Form or Filing Type	S-1
File Number	333-288733
Filing Date	Jul. 17, 2025
Fee Paid with Fee Offset Source	$ 15,310.00
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Heartflow, Inc.
Form or Filing Type	S-1
File Number	333-288733
Filing Date	Aug. 01, 2025
Fee Paid with Fee Offset Source	$ 22,103.81